Leases - Summary of Maturities of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	$ 382,698
Less: imputed interest	(194,752)
Less: tenant improvement allowance	(5,642)
Present value of lease liabilities	182,304
Less: current lease liabilities	(26,124)	$ (20,792)
Lease liabilities	156,180	118,936
Operating Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	326,886
Less: imputed interest	(169,170)
Less: tenant improvement allowance	(4,997)
Present value of lease liabilities	152,719
Less: current lease liabilities	(21,850)	(16,348)
Lease liabilities	130,869	92,919
Finance Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	55,812
Less: imputed interest	(25,582)
Less: tenant improvement allowance	(645)
Present value of lease liabilities	29,585
Less: current lease liabilities	(4,274)	(4,444)
Lease liabilities	25,311	$ 26,017
2023
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	33,027
2023 | Operating Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	27,595
2023 | Finance Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	5,432
2024
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	33,465
2024 | Operating Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	27,857
2024 | Finance Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	5,608
2025
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	34,289
2025 | Operating Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	28,531
2025 | Finance Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	5,758
2026
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	34,715
2026 | Operating Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	28,816
2026 | Finance Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	5,899
2027
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	34,949
2027 | Operating Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	28,948
2027 | Finance Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	6,001
Thereafter
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	212,253
Thereafter | Operating Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	185,139
Thereafter | Finance Leases
Disclosure of Maturity Analysis of Lease Payments [Line Items]
Undiscounted lease payments to be paid	$ 27,114